Fair Value (Nonrecurring Fair Value Measurements) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Level 3 | Goodwill [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value After Measurement	$ 0	$ 0	$ 0
Level 3 | Customer Relationships [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value After Measurement	0	0	32
Level 3 | Held-for-investment
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value After Measurement	97	211	428
Level 3 | Held-for-sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value After Measurement	0	3	319
Level 3 | Other limited partnership interests
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value After Measurement	147	77	54
Nonrecurring [Member] | Goodwill [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gains (Losses)	0	0	(1,868)
Nonrecurring [Member] | Customer Relationships [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gains (Losses)	0	0	(77)
Nonrecurring [Member] | Held-for-investment
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gains (Losses)	2	20	(11)
Nonrecurring [Member] | Held-for-sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gains (Losses)	0	0	(31)
Nonrecurring [Member] | Other limited partnership interests
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gains (Losses)	$ (76)	$ (46)	$ (33)